NEW ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS New Accounting Pronouncements Not Yet Adopted